Lease Assets - Summary of Right-of-use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	$ 476.5
Depreciation	(122.1)	$ (107.9)
Ending balance	470.4	476.5
Lease assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	476.5	447.0
Additions	81.1	56.0
Acquisitions	8.5	79.9
Depreciation	(122.1)	(107.9)
Modifications	6.5	24.6
Impairment net of reversal	4.8	(19.1)
Foreign exchange	15.1	(4.0)
Ending balance	470.4	476.5
Building | Lease assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	459.7	443.4
Additions	76.4	43.8
Acquisitions	8.3	74.0
Depreciation	(115.9)	(102.9)
Modifications	6.7	24.4
Impairment net of reversal	4.8	(19.1)
Foreign exchange	15.0	(3.9)
Ending balance	455.0	459.7
Other | Lease assets
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	16.8	3.6
Additions	4.7	12.2
Acquisitions	0.2	5.9
Depreciation	(6.2)	(5.0)
Modifications	(0.2)	0.2
Impairment net of reversal	0.0	0.0
Foreign exchange	0.1	(0.1)
Ending balance	$ 15.4	$ 16.8